Related Party Transactions (Details) - USD ($)	3 Months Ended		6 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Revenues - related party	$ 76,815	$ 89,115	$ 92,124	$ 155,148
Dalrada Health [Member]
Related Party Transaction [Line Items]
Revenues - related party	14,575	39,115	29,884	57,648
Prakat [Member]
Related Party Transaction [Line Items]
Revenues - related party	$ 6,000	$ 50,000	$ 6,000	$ 97,500